Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 15, 2017
Registrant Name	LEUTHOLD FUNDS INC
Central Index Key	0001000351
Amendment Flag	false
Document Creation Date	Feb. 14, 2017
Document Effective Date	Feb. 15, 2017
Prospectus Date	Jan. 31, 2017
Leuthold Global Fund | Leuthold Global Fund (Retail)
Prospectus:
Trading Symbol	GLBLX
Leuthold Global Fund | Leuthold Global Fund (Institutional)
Prospectus:
Trading Symbol	GLBIX